Borrowings - Bonds (Details) $ in Thousands	Jun. 30, 2021 USD ($) $ / kr	Dec. 31, 2020 USD ($) $ / kr
Borrowings
Outstanding balance	$ 3,829,248	$ 3,773,221
8.875% Senior Notes
Borrowings
Outstanding balance	$ 314,232	313,773
Interest rate	8.875%
NOK 2024 Bonds
Borrowings
Outstanding balance	$ 103,955	104,017
Fair value of bond	$ 107,352	$ 96,581
Exchange rate | $ / kr	0.1168	0.1170